Impairment losses of financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment losses of financial assets
Summary of impairment losses of financial assets

	2022	2021	2020
Loss on impairment adjustment of loans and advances to customers	(1,140,756)	(649,510)	(239,840)
Recovery of written-off credits	53,825	73,719	39,612
Others	3,694	(19,790)	(13,460)
Total	(1,083,237)	(595,581)	(213,688)